                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------

   This Amendment (Check only one):            [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5730

Signature, Place, and Date of Signing:

      /s/ Barry Kagan           Mt. Kisco, New York         February 13, 2006
    --------------------       ---------------------      ---------------------
        [Signature]              [City, State]                  [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1*
                                               ----------------------

Form 13F Information Table Entry Total:               75
                                               ----------------------

Form 13F Information Table Value Total:            $124,969
                                               ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.             Form 13F File Number               Name
    ---             --------------------               ----
     1              28-05211                           Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                             TITLE                          SHARE /
                               OF                MARKET      PRN     SHARE /  PUT /
 NAME OF ISSUER              CLASS     CUSIP   VALUE (USD)  AMOUNT    PRN     CALL         TO BE COMPLETED BY INVESTMENT MANAGER
----------------------      -------  --------- -----------  -------   ------  ----  -----------------------------------------------
                                                                                                                    Voting
                                                                                     Investment     Other          Authority
                                                                                     DISCRETION    MANAGERS  SOLE    SHARED    NONE
                                                                                   --------------  --------  ----  --------- -------
AFLAC INCORPORATED CMN        COM    001055102  1,764,000    38,000    SH          Shared-Defined     1              38,000
AMERICAN COMMERCIAL
  LINES INC CMN               COM    025195207  1,516,000    50,000    SH          Shared-Defined     1              50,000
AMER INTL GROUP INC CMN       COM    026874107  5,458,000    80,000    SH          Shared-Defined     1              80,000
PUT/AIG(AIGNN)
  @ 70 EXP02/18/2006          PUT    026874107   200,000       800     SH     PUT  Shared-Defined     1                800
AMERITRADE HLDG CORP CMN      COM    03074K100  6,000,000    250,000   SH          Shared-Defined     1              250,000
AMGEN INC. CMN                COM    031162100   394,000      5,000    SH          Shared-Defined     1               5,000
PUT/AMGN(YAANO)
  @ 75 EXP02/18/2006          PUT    031162100    33,000       250     SH     PUT  Shared-Defined     1                250
AUTOLIV INC CMN               COM    052800109   500,000     11,000    SH          Shared-Defined     1              11,000
BEST BUY CO INC CMN           COM    086516101  2,609,000    60,000    SH          Shared-Defined     1              60,000
PUT/BBY(BBYNI)
  @ 45 EXP02/18/2006          PUT    086516101   167,000       600     SH     PUT  Shared-Defined     1                600
BIOGEN IDEC INC. CMN          COM    09062X103  2,490,000    55,000    SH          Shared-Defined     1              55,000
PUT/BIIB(IDKNI)
  @ 45 EXP02/18/2006          PUT    09062X103   120,000       550     SH     PUT  Shared-Defined     1                550
BOEING COMPANY CMN            COM    097023105   176,000      2,500    SH          Shared-Defined     1               2,500
CABOT CORP. CMN               COM    127055101   358,000     10,000    SH          Shared-Defined     1              10,000
CADIZ INC CMN                 COM    127537207  17,994,000   836,950   SH          Shared-Defined     1              836,950
CAPITALSOURCE CMN             COM    14055X102   560,000     25,000    SH          Shared-Defined     1              25,000
COMPUTER NETWORK TECH CORP
  3.00000000 02/15/2007
  SER: B CONV AF              CNV    204925AC5   240,000     250,000  PRN          Shared-Defined     1              250,000
CONTINUCARE CORPORATION CMN   COM    212172100  1,844,000    768,200   SH          Shared-Defined     1              768,200
COVANTA HOLDING CORP CMN      COM    22282E102   753,000     50,000    SH          Shared-Defined     1              50,000
CROWN MEDIA HLDGS INC CMN
  CLASS A                     COM    228411104   917,000     100,000   SH          Shared-Defined     1              100,000
DENNY'S CORPORATION CMN       COM    24869P104   202,000     50,000    SH          Shared-Defined     1              50,000
DYNEGY INC CMN CLASS A        COM    26816Q101  1,452,000    300,000   SH          Shared-Defined     1              300,000
EPOCH HOLDING CORP CMN        COM    29428R103  5,609,000    934,767   SH          Shared-Defined     1              934,767
1ST CENTY BK NATL
  ASSN CA CMN                 COM    319425104   509,000     52,500    SH          Shared-Defined     1              52,500
GP STRATEGIES CORP CMN        COM    36225V104  17,412,000  2,133,864  SH          Shared-Defined     1             2,133,864
GP STRATEGIES CORPORATION
  CMN CLASS B                 COM    362990350    1,000      300,000   SH          Shared-Defined     1              300,000
GENERAL ELECTRIC CO CMN       COM    369604103    53,000      1,500    SH          Shared-Defined     1               1,500
GLACIER WTR SVCS INC CMN      COM    376395109  3,425,000    163,100   SH          Shared-Defined     1              163,100
GOLDCORP INC CMN              COM    380956409    45,000      2,000    SH          Shared-Defined     1               2,000
GRANT PRIDECO INC CMN         COM    38821G101    44,000      1,000    SH          Shared-Defined     1               1,000
INTL BUSINESS MACHINES
  CORP CMN                    COM    459200101   493,000      6,000    SH          Shared-Defined     1               6,000
INTERNATIONAL COAL
  GROUP INC. CMN              COM    45928H106   285,000     30,000    SH          Shared-Defined     1              30,000
ISHARES MSCI JAPAN INDEX
  FD MARKET INDEX             ETF    464286848   541,000     40,000    SH          Shared-Defined     1              40,000
JPMORGAN CHASE & CO CMN       COM    46625H100  2,302,000    58,000    SH          Shared-Defined     1              58,000
PUT/JPM(JPMNH)
  @ 40 EXP02/18/2006          PUT    46625H100    71,000       580     SH     PUT  Shared-Defined     1                580
JOHNSON & JOHNSON CMN         COM    478160104  2,043,000    34,000    SH          Shared-Defined     1              34,000
PUT/JNJ(JNJNL)
  @ 60 EXP02/18/2006          PUT    478160104    46,000       340     SH     PUT  Shared-Defined     1                340
KIMCO REALTY
  CORPORATION CMN             COM    49446R109   962,000     30,000    SH          Shared-Defined     1              30,000
KNIGHT CAPITAL GROUP
  INC CMN CLASS A             COM    499005106   989,000     100,000   SH          Shared-Defined     1              100,000
LIVEPERSON INC CMN            COM    538146101    45,000      8,000    SH          Shared-Defined     1               8,000
MC DONALDS CORP CMN           COM    580135101  2,023,000    60,000    SH          Shared-Defined     1              60,000
PUT/MCD(MCDNG)
  @ 35 EXP02/18/2006          PUT    580135101   123,000       600     SH     PUT  Shared-Defined     1                600
MEDTRONIC INC CMN             COM    585055106  1,439,000    25,000    SH          Shared-Defined     1              25,000
PUT/MDT(MDTNK)
  @ 55 EXP02/18/2006          PUT    585055106    18,000       250     SH     PUT  Shared-Defined     1                250
MICROSOFT
  CORPORATION CMN             COM    594918104  3,923,000    150,000   SH          Shared-Defined     1              150,000
PUT/MSFT(MSQMS)
  @ 27 EXP01/21/2006          PUT    594918104   143,000      1,500    SH     PUT  Shared-Defined     1               1,500
MILLIPORE CORP. CMN           COM    601073109    99,000      1,500    SH          Shared-Defined     1               1,500
MITSUBISHI UFJ FINL
  GROUP, INC*.
  SPONSORED ADR CMN           COM    606822104    53,000      3,900    SH          Shared-Defined     1               3,900
MOTOROLA INC CMN              COM    620076109  1,130,000    50,000    SH          Shared-Defined     1              50,000
NATIONAL PATENT
  DEV CORP NEW CMN            COM    637132101  5,431,000   2,435,311  SH          Shared-Defined     1             2,435,311
NIC INC CMN                   COM    62914B100   308,000     50,000    SH          Shared-Defined     1              50,000
NEUSTAR INC. CMN CLASS A      COM    64126X201   915,000     30,000    SH          Shared-Defined     1              30,000
PUT/NSR(NSRMF)
  @ 30 EXP01/21/2006          PUT    64126X201    23,000       300     SH     PUT  Shared-Defined     1                300
NOKIA CORP SPON ADR
  SPONSORED ADR CMN           COM    654902204   915,000     50,000    SH          Shared-Defined     1              50,000
NOMURA HOLDINGS, INC.
  SPONSORED ADR CMN           COM    65535H208    57,000      2,950    SH          Shared-Defined     1               2,950
ORCHID CELLMARK INC. CMN      COM    68573C107    27,000      3,500    SH          Shared-Defined     1               3,500
PACCAR INC CMN                COM    693718108  4,154,000    60,000    SH          Shared-Defined     1              60,000
PEMCO AVIATION GROUP
  INC CMN                     COM    706444106   331,000     18,800    SH          Shared-Defined     1              18,800
QUALCOMM INC CMN              COM    747525103  3,662,000    85,000    SH          Shared-Defined     1              85,000
PUT/QCOM(AAONI)
  @ 45 EXP02/18/2006          PUT    747525103   249,000       850     SH     PUT  Shared-Defined     1                850
REWARDS NETWORK INC CMN       COM    761557107    80,000     12,500    SH          Shared-Defined     1              12,500
SLM CORPORATION CMN           COM    78442P106  1,377,000    25,000    SH          Shared-Defined     1              25,000
STANDARD & POORS
  DEP RCPTS SPDR              ETF    78462F103   125,000      1,000    SH          Shared-Defined     1               1,000
SIRIUS SATELLITE
  RADIO INC CMN               COM    82966U103  2,680,000    400,000   SH          Shared-Defined     1              400,000
SONICWALL INC CMN             COM    835470105    8,000       1,000    SH          Shared-Defined     1               1,000
TXU CORP CMN                  COM    873168108  3,011,000    60,000    SH          Shared-Defined     1              60,000
PUT/TXN(TXNMZ)
  @ 32.5 EXP01/21/2006        PUT    882508104    24,000       250     SH     PUT  Shared-Defined     1                250
TIME WARNER INC. CMN          COM    887317105  7,900,000    453,000   SH          Shared-Defined     1              453,000
PUT/TWX(TWXNS)
  @ 18 EXP02/18/2006          PUT    887317105   371,000      4,500    SH     PUT  Shared-Defined     1               4,500
VALUEVISION MEDIA
  INC CMN CLASS A             COM    92047K107   630,000     50,000    SH          Shared-Defined     1              50,000
VERIFONE HOLDINGS,
  INC. CMN                    COM    92342Y109    25,000      1,000    SH          Shared-Defined     1               1,000
WEBMD HEALTH CORP.
  CMN CLASS A                 COM    94770V102  1,453,000    50,000    SH          Shared-Defined     1              50,000
XEROX CORPORATION CMN         COM    984121103  1,465,000    100,000   SH          Shared-Defined     1              100,000
PUT/XRX(XRXMC)
  @ 15 EXP01/21/2006          PUT    984121103    45,000      1,000    SH     PUT  Shared-Defined     1               1,000
YOUNG BROADCASTING
  INC CL-A CMN CLASS A        COM    987434107   130,000     50,000    SH          Shared-Defined     1              50,000